DIFFERENCES BETWEEN FINANCIAL STATEMENTS AND FORM 5500 - Reconciliation of Net Income (Details) - EBP 019 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 1,527,302	$ 3,708,251
Change in adjustment from contract value to fair value for fully benefit-responsive investment contracts	85,149	(6,500)
Net increase in net assets available for benefits per the Form 5500	$ 1,612,451	$ 3,701,751